Expense Example	Feb. 28, 2025 USD ($)
TCW Artificial Intelligence ETF | TCW Artificial Intelligence ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	967
TCW Compounders ETF | TCW Compounders ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	967
TCW Transform 500 ETF | TCW Transform 500 ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
TCW Transform Supply Chain ETF | TCW Transform Supply Chain ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	967
TCW Transform Systems ETF | TCW Transform Systems ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	967
TCW AAA CLO ETF | TCW AAA CLO ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	21
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	258
TCW Corporate Bond ETF | TCW Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	451
TCW Flexible Income ETF | TCW Flexible Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	451
TCW High Yield Bond ETF | TCW High Yield Bond ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	645
TCW Multisector Credit Income ETF | TCW Multisector Credit Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	722
TCW Senior Loan ETF | TCW Senior Loan ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 838